--------------------------------------------------------------------------------
                                                  SEMI-ANNUAL REPORT

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              JUNE 30, 1998

                                   LOGO

                  HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                       INTERNATIONAL VIP PORTFOLIO
      -------------------------------------------------------------
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

--------------------------------------------------------------------------------
    THIS MATERIAL SHOULD BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                         HOTCHKIS AND WILEY FUNDS LOGO

   DEAR SHAREHOLDERS:

We are pleased to present to you the semi-annual report of Hotchkis and Wiley Variable Trust International VIP Portfolio for the period ending June 30, 1998.

The launch of the International VIP Portfolio coincides with some dramatic events in the international equity markets that should prove beneficial for the Fund's long term performance. Countries slated to adopt the single European currency, the euro, have experienced dramatic declines in bond yields and more competitive currencies. Only in Euroland is growth likely to accelerate this year as buoyant domestic demand -- particularly in Spain, Italy, Portugal, and Ireland -- offsets the deflationary impact of Asia. As a result, investors have poured funds into European equities at an unprecedented rate. In recognition of the importance of the equity capital market, a growing number of European companies are restructuring and enhancing profitability. In contrast, Japan, the world's second largest economy, has yet to resume its historic role as the key driver of growth in the rest of Asia. Keizo Obuchi's win as LDP leader should slowly lead to an improvement in the fiscal policy plaguing Japan. With fiscal stimulus, loose monetary policy and financial system reform, the Japanese economy may have turned the corner.

Our emphasis on stock selection has led to an allocation that is overweighted in the UK versus the EAFE Index, slightly underweighted in the EMU markets and underweighted in Asia. The avalanche of liquidity that rolled into the European markets in the past 12 to 18 months has led to some massive valuation disparities. The largest stocks in the UK and the rest of Europe generally offer the highest price-to-earnings ratios on prospective earnings and have delivered the bulk of performance gains in their local markets. Concentration in the UK market is especially striking as only ten stocks (principally in healthcare and telecommunication) gained over 8% in the latest quarter, leaving the other 128 stocks in the MSCI UK Index down over 5%. The hint of rising interest rates will lead to the inevitable rotation back to the undervalued cyclical industrials. In addition, the Japanese market offers a host of opportunities, especially those related to the domestic economy. Near term performance of these stocks will depend on signs that the recent reforms are leading to economic stimulus and, in turn, driving returns higher.

We thank you for your investments in the Hotchkis and Wiley Variable Trust International VIP Portfolio. We look forward to serving your investment needs in the months and years ahead.

Sincerely,

NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The statements made in the foregoing commentary are as of June 30, 1998, and may not accurately reflect opinions of Hotchkis and Wiley after that date. No guarantee can be given regarding the accuracy of any opinions or predictions made. Because the Fund is actively managed, any Fund specific information in the commentary may no longer be accurate. The Fund may not continue to hold any specific securities mentioned, and has no obligation to disclose purchases or sales in such securities.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS..................................     1

STATEMENT OF ASSETS AND LIABILITIES......................     4

STATEMENT OF OPERATIONS..................................     5

STATEMENT OF CHANGES IN NET ASSETS.......................     6

NOTES TO FINANCIAL STATEMENTS............................     7

FINANCIAL HIGHLIGHTS.....................................    10

                                      LOGO

                                      LOGO

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

COMMON STOCKS -- 89.9%
------------------------------------------------------------
AUSTRALIA -- 4.6%                     Shares           Value
------------------------------------------------------------
AIRLINES -- 1.5%
 ............................................................
Qantas Airways Limited             2,387,850    $  3,593,167
------------------------------------------------------------
BANKS -- 2.0%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.                713,170       4,919,742
------------------------------------------------------------
INSURANCE -- 1.1%
 ............................................................
QBE Insurance Group, Ltd.            740,841       2,614,953
 ..................... ......................     -----------
                                                  11,127,862
Total Australia
------------------------------------------------------------
CANADA -- 4.3%
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Canadian Imperial Bank of
  Commerce                           135,080       4,344,850
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.1%
 ............................................................
Imasco, Ltd.                         135,510       2,501,864
------------------------------------------------------------
METALS & MINERALS -- 1.4%
Noranda, Inc.                        196,320       3,390,946
 ..................... ......................     -----------
                                                  10,237,660
Total Canada
------------------------------------------------------------
FINLAND -- 1.7%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.7%
 ............................................................
UPM-Kymmene Corporation OYJ          145,615       4,007,642
 ..................... ......................     -----------
                                                   4,007,642
Total Finland
------------------------------------------------------------
FRANCE -- 6.5%
------------------------------------------------------------
AEROSPACE -- DEFENSE -- 1.7%
 ............................................................
Thomson CSF                          109,017       4,147,170
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
Banque Nationale de Paris             49,181       4,018,409
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.2%
 ............................................................
LaFarge SA                            27,340       2,826,235
------------------------------------------------------------
OIL-INTERNATIONAL -- 1.9%
 ............................................................
Elf Aquitaine SA                      33,640       4,729,385
 ..................... ......................     -----------
                                                  15,721,199
Total France
------------------------------------------------------------
GERMANY -- 4.7%                       Shares           Value
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Commerzbank AG                       101,170    $  3,850,553
------------------------------------------------------------
CHEMICALS -- 1.3%
 ............................................................
Bayer AG                              61,735       3,194,427
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.7%
 ............................................................
Buderus AG                             3,410       1,700,434
------------------------------------------------------------
MACHINERY -- 1.1%
 ............................................................
GEA AG                                 6,695       2,614,895
 ..................... ......................     -----------
                                                  11,360,309
Total Germany
------------------------------------------------------------
HONG KONG -- 7.2%
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
HSBC Holdings PLC                    171,600       4,196,667
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.0%
 ............................................................
New World Development Co., Ltd.    1,220,000       2,361,724
------------------------------------------------------------
UTILITY -- ELECTRIC -- 3.3%
 ............................................................
CLP Holdings Limited                 977,000       4,450,895
 ............................................................
Swire Pacific Ltd. Class A           924,500       3,489,883
 ..................... ......................     -----------
                                                   7,940,778
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 1.2%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                             1,489,600       2,797,118
 ..................... ......................     -----------
                                                  17,296,287
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.2%
------------------------------------------------------------
FOOD PRODUCERS -- 1.0%
 ............................................................
Greencore Group PLC                  434,140       2,361,658
------------------------------------------------------------
PAPER -- 1.2%
 ............................................................
Jefferson Smurfit Group PLC        1,008,380       2,995,894
 ..................... ......................     -----------
                                                   5,357,552
Total Ireland
------------------------------------------------------------
ITALY -- 3.0%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.9%
 ............................................................
ENI SPA                              685,100       4,490,121
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
 ............................................................
Telecom Italia SPA                   381,000    $  2,804,638
 ............................................     -----------
                                                   7,294,759
Total Italy
------------------------------------------------------------
JAPAN -- 8.4%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ............................................................
Nintendo Co., Ltd.                    45,900       4,249,847
------------------------------------------------------------
ELECTRONICS -- 2.8%
 ............................................................
Kyocera Corporation                  102,200       4,992,729
 ............................................................
Sony Corporation                      20,400       1,756,530
 ............................................     -----------
                                                   6,749,259
------------------------------------------------------------
FINANCIAL SERVICES -- 1.9%
 ............................................................
Promise Company, Ltd.                112,800       4,640,905
------------------------------------------------------------
LEISURE/TOYS -- 1.9%
 ............................................................
NAMCO Ltd.                           199,000       4,645,747
 ............................................     -----------
                                                  20,285,758
Total Japan
------------------------------------------------------------
NETHERLANDS -- 6.0%
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
ABN AMRO Holding N.V.                188,810       4,418,080
------------------------------------------------------------
CHEMICALS -- 2.0%
 ............................................................
Akzo Nobel N.V.                       21,690       4,821,607
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.2%
 ............................................................
ING Groep N.V.                        79,125       5,181,072
 ............................................     -----------
                                                  14,420,759
Total Netherlands
------------------------------------------------------------
NORWAY -- 0.9%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ............................................................
Kvaerner ASA - Class A                66,070       2,238,628
 ............................................     -----------
                                                   2,238,628
Total Norway
------------------------------------------------------------
SINGAPORE -- 1.1%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Development Bank of Singapore
  LTD                                489,890       2,711,169
 ............................................     -----------
                                                   2,711,169
Total Singapore
------------------------------------------------------------
SPAIN -- 0.9%                         Shares           Value
------------------------------------------------------------
OIL -- INTERNATIONAL -- 0.9%
 ............................................................
Repsol SA                             40,780    $  2,250,905
 ............................................     -----------
                                                   2,250,905
Total Spain
------------------------------------------------------------
SWEDEN -- 4.8%
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Skandinaviska Enskilda Banken AB     226,784       3,881,658
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.7%
 ............................................................
Electrolux AB - Class B              233,140       4,005,064
------------------------------------------------------------
TOBACCO -- 1.5%
 ............................................................
Swedish Match AB                   1,097,210       3,645,925
 ............................................     -----------
                                                  11,532,647
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 7.9%
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Credit Suisse Group                   17,444       3,881,397
------------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Nestle SA "registered"                 1,414       3,025,981
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 3.1%
 ............................................................
Saurer AG "registered"                 3,333       3,405,926
 ............................................................
Sulzer AG "registered" (P.C.)          5,229       4,126,492
 ............................................     -----------
                                                   7,532,418
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.9%
 ............................................................
Novartis AG "registered"               2,775       4,617,646
 ............................................     -----------
                                                  19,057,442
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 25.7%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 ............................................................
Coats Viyella PLC                  1,291,860       1,584,269
------------------------------------------------------------
BANKS -- 3.6%
 ............................................................
Abbey National PLC                   229,390       4,076,150
 ............................................................
National Westminster Bank PLC        252,050       4,504,040
 ............................................     -----------
                                                   8,580,190
------------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ............................................................
Hanson PLC                           705,940       4,290,356
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
CHEMICALS -- 2.6%
 ............................................................
The BOC Group PLC                    266,563    $  3,631,467
 ............................................................
Laporte PLC                          233,486       2,785,434
 ............................................     -----------
                                                   6,416,901
------------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Cookson Group PLC                    837,420       2,878,303
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.6%
 ............................................................
BTR PLC                            1,310,430       3,716,968
 ............................................................
Tomkins PLC                          915,300       4,967,144
 ............................................     -----------
                                                   8,684,112
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.2%
 ............................................................
TI Group PLC                         394,860       2,997,648
------------------------------------------------------------
FOOD & BEVERAGES -- 1.8%
 ............................................................
Allied Domecq PLC                    468,420       4,400,174
------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
 ............................................................
Hillsdown Holdings PLC               795,510       2,163,512
 ............................................................
Tate & Lyle PLC                      307,080       2,435,004
 ............................................     -----------
                                                   4,598,516
------------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
CGU PLC                              244,040       4,552,279
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
RETAIL -- FOOD CHAINS -- 1.9%
 ............................................................
Tesco PLC                            471,570    $  4,602,863
------------------------------------------------------------
TOBACCO -- 2.3%
 ............................................................
B.A.T Industries PLC                 551,310       5,519,162
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.2%
 ............................................................
Powergen PLC                         202,000       2,790,658
 ............................................     -----------
                                                  61,895,131
Total United Kingdom
 ............................................................
Total common stocks                              216,796,009
  (cost $216,056,241)
------------------------------------------------------------

                                   Principal
CASH EQUIVALENTS -- 29.7%             Amount
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              $71,564,121     71,564,121
  (cost $71,564,121)
-----------------------------------------------------------
Total investments -- 119.6%
  (cost $287,620,362)                           288,360,130
 ...........................................................
Liabilities in excess of other
  assets -- (19.6)%                             (47,226,339)
 ............................................
                                                -----------
Total net assets -- 100.0%                     $241,133,791
-----------------------------------------------------------

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Financial Statements -- June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                              INTERNATIONAL
                                                                   VIP
                                                              -------------
ASSETS:
  Investments, at value*....................................  $288,360,130
  Foreign currency**........................................       652,587
  Dividends and interest receivable.........................       447,936
  Organizational expenses, net of accumulated
     amortization...........................................        14,164
                                                              ------------
       Total assets.........................................   289,474,817
                                                              ------------
LIABILITIES:
  Payable to Advisor........................................        91,366
  Payable for investments purchased.........................     1,297,563
  Accrued expenses and other liabilities....................    46,952,097
                                                              ------------
       Total liabilities....................................    48,341,026
                                                              ------------
       Net assets...........................................  $241,133,791
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $240,470,024
  Undistributed net investment income.......................       100,590
  Undistributed net realized loss on securities and foreign
     currency transactions..................................      (176,829)
  Net unrealized appreciation of securities and foreign
     currency...............................................       740,006
                                                              ------------
       Net assets...........................................  $241,133,791
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)............................................    24,180,526
  Net asset value per share (offering and redemption
     price).................................................  $       9.97
                                                              ============
 *Cost of Investments.......................................  $287,620,362
                                                              ============
**Cost of Foreign Currency..................................  $    644,976
                                                              ============

                       See Notes to Financial Statements

Financial Statements -- Period Ended June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                              INTERNATIONAL
                                                                   VIP(1)
                                                              -------------
INVESTMENT INCOME
  Income*
     Dividends..............................................    $ 476,588
                                                                ---------
  Expenses
     Advisory fee...........................................       77,116
     Legal and auditing fees................................        2,286
     Custodian fees and expenses............................        2,500
     Accounting and transfer agent fees and expenses........        4,500
     Administration fee.....................................        2,500
     Trustees' fees and expenses............................          286
     Reports to shareholders................................        1,143
     Registration fees......................................       11,250
     Amortization of organizational expenses................           86
     Other expenses.........................................           71
                                                                ---------
          Total expenses....................................      101,738
                                                                ---------
  Net investment income.....................................      374,850
                                                                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on securities and foreign currency
      transactions..........................................     (176,829)
     Net change in unrealized appreciation of securities and
      foreign currency......................................      740,006
                                                                ---------
  Net gain on investments...................................      563,177
                                                                ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 938,027
                                                                =========

*Net of Foreign Taxes Withheld..............................    $  25,399
                                                                =========

(1) For the period June 10, 1998 (commencement of operations) through June 30, 1998.

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                  INTERNATIONAL VIP
                                                                      PORTFOLIO
                                                                ---------------------
                                                                   June 10, 1998**
                                                                through June 30, 1998
                                                                ---------------------
OPERATIONS:
    Net investment income...................................        $    374,850
    Net realized loss on securities and foreign currency
     transactions...........................................            (176,829)
    Net change in unrealized appreciation of securities and
     foreign currency.......................................             740,006
                                                                    ------------
         Net increase in net assets resulting from
          operations........................................             938,027
                                                                    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................            (274,260)
                                                                    ------------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................         240,197,502
    Shares issued in connection with payment of dividends
     and distributions......................................             274,260
    Cost of shares redeemed.................................              (1,738)
                                                                    ------------
         Net increase in net assets from Fund share
          transactions......................................         240,470,024
                                                                    ------------
Total increase in net assets................................         241,133,791
NET ASSETS:
    Beginning of period.....................................                  --
                                                                    ------------
    End of period*..........................................        $241,133,791
                                                                    ============
*Including undistributed net investment income of:                  $    100,590
                                                                    ============
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................          24,152,999
    Shares issued in connection with payment of dividends
     and distributions......................................              27,703
    Shares redeemed.........................................                (176)
                                                                    ------------
         Net increase.......................................          24,180,526
                                                                    ============
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1998

NOTE 1.

ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to

--------------------------------------------------------------------------------

maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital gains, if any, will be declared at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1998

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENT The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., a separate business unit of Merrill Lynch & Co. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets.

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 1998 were $219,742,084 and $3,586,274, respectively.

As of June 30, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                     Net Appreciation       Appreciated       Depreciated
Fund                                                  (Depreciation)        Securities        Securities
---------------------------------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO......................        $739,768           $5,087,182        $(4,347,414)

At June 30, 1998, the cost of investments for federal income tax purposes was $287,620,362.

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FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                  INTERNATIONAL
                                                                  VIP PORTFOLIO
                                                              ---------------------
                                                                 June 10, 1998*
                                                              through June 30, 1998
                                                              ---------------------
Net Asset Value, Beginning of Period........................            $10.00
  Income from Investment Operations:
    Net investment income...................................              0.02
    Net realized and unrealized loss on investments.........             (0.04)
                                                                  ------------
    Total from investment operations........................             (0.02)
                                                                  ------------
  Less Distributions:
    Dividends (from net investment income)..................             (0.01)
                                                                  ------------
Net Asset Value, End of Period..............................            $ 9.97
                                                                  ============
Total Return(1).............................................             (0.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................      $241,133,791
Ratio of expenses to average net assets(2)..................              0.99%
Ratio of net investment income to average net assets(2).....              3.65%
Portfolio turnover rate(1)..................................               112%

* Commencement of operations.
(1) Not annualized.
(2) Annualized.

                       See Notes to Financial Statements